GENERAL	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.

PainReform Ltd. (the "Company") was incorporated under the laws of the State of Israel in November 2007. The Company is a clinical stage specialty pharmaceutical company focused on the reformulation of established therapeutics. The Company’s proprietary extended release drug-delivery system is designed to provide an extended period of post-surgical pain relief without the need for repeated dose administration while reducing the potential need for the use of opiates.

b.

Liquidity

Since its inception, the Company has devoted substantially all of its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company has incurred losses of $3,517 and $3,742 for the six months periods ended on June 30, 2022 and 2021, respectively and has negative cash outflow from operating activities, the company expect to continue to incur losses and negative cash flows from operations until its product reaches profitability. As of June 30, 2022, the Company’s accumulated deficit was $27,244. The Company has funded its operations to date primarily through equity financing, and has cash on hands as of June 30, 2022 of $13,845. Additional funding will be required to complete the Company’s research and development and clinical trials, to attain regulatory approvals, to begin the commercialization efforts of the Company’s product and to achieve a level of sales adequate to support the Company’s current and planned cost structure.

The company monitors its cash flow projections on a current basis and based on the Company's current operating plan, the Company believes that its existing capital resources will be sufficient to fund operations for at least twelve months after the date the financial statements are issued.

c.

In late 2019, a novel strain of COVID-19, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it rapidly spread across the globe, including in Israel and the United States. The extent to which the COVID-19 pandemic impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain the COVID-19 or treat its impact. Through August 15, 2022, the Company has not experienced a significant impact on its operations due to the COVID-19 pandemic.

	d.	In April 2022, the Company's board of directors increased the number of reserved ordinary shares under the 2019 Plan by an additional amount of 1,000,000 ordinary shares. (Note 4b)

e.

In April 2022, the Company issued 152,110 shares to a consultant pursuant to an agreement signed in August 2020. Since August 2020, the company has recognized $742 ($206 for the six months ended 30 June 2022) as shares-based compensation expenses related to the shares issued to consultant.